JNL INVESTORS SERIES TRUST
225 West Wacker Drive, Suite 1200
Chicago, Illinois 60606
(312) 338-5801

September 10, 2020

Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Re:	JNL Investors Series Trust
File Nos: 333-43300 and 811-10041

Dear Sir/Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated August 21, 2020, filed pursuant to Rule 497(e), for the JNL Government Money Market Fund, JNL Securities Lending Collateral Fund and JNL/PPM America Low Duration Bond Fund.

If you have any questions concerning this filing, please contact me at (312) 720-9730.

Very truly yours,

/s/ Emily J. Bennett
Emily J. Bennett
Assistant Secretary

enc.